CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical) - shares	Dec. 31, 2019	Apr. 05, 2019
Statement of Stockholders' Equity [Abstract]
Maximum Shares Subject to Forfeiture	937,500
Founder Shares, No Longer Subject to Forfeiture		937,500